RISK MANAGEMENT - Modified Financial Assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Restructured loans	$ 3,968,583	$ 3,318,393
Local
Disclosure Of Financial Risk Management Explanatory [Line Items]
Restructured loans	2,693,018	2,674,637
Foreign
Disclosure Of Financial Risk Management Explanatory [Line Items]
Restructured loans	$ 1,275,565	$ 643,756